Dividends - Summary of Quarterly Dividend Calendar (Detail)	6 Months Ended
Jun. 30, 2019
Quarterly Dividend For Q2 2019 [member]
Disclosure of Dividends [line items]
Announcement Date	Jul. 25, 2019
Ex-Dividend Date	Aug. 08, 2019
Record Date	Aug. 09, 2019
Payment Date	Sep. 11, 2019
Quarterly Dividend For Q3 2019 [member]
Disclosure of Dividends [line items]
Announcement Date	Oct. 17, 2019
Ex-Dividend Date	Oct. 31, 2019
Record Date	Nov. 01, 2019
Payment Date	Dec. 04, 2019